UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Roger H. Jenswold & Company Inc.
Address: 5847 San Felipe Suite 4100
         Houston, TX 77057



13F File Number: 28-03940

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Richard A. Nunn
Title:   Chief Compliance Officer
Phone:   713-789-9060
Signature, Place, and Date of Signing:

_____________________     Houston, Texas     February 14, 2010
    [Signature]            [City, State]      [Date]


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:NONE




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:44
Form 13F Information Table Value Total:$57,094,000


List of Other Included Managers:

No.   13F File Number        Name


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                                                   ROGER H. JENSWOLD & COMPANY INC.                                          PAGE 1
                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 12/31/10

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101     1826    21162 SH       SOLE                        0    21162        0
ABBOTT LABS                    COM              002824100     1990    41531 SH       SOLE                        0    41531        0
AMGEN INC                      COM              031162100      755    13750 SH       SOLE                        0    13750        0
ANADARKO PETROLEUM CORP        COM              032511107     1976    25950 SH       SOLE                        0    25950        0
ASPEN INSURANCE HOLDINGS LTD 7 PREFERRED STOCKS G05384139      380    15700 SH       SOLE                        0    15700        0
AVNET INC                      COM              053807103      615    18608 SH       SOLE                        0    18608        0
BED BATH & BEYOND INC          COM              075896100      600    12205 SH       SOLE                        0    12205        0
CELGENE CORP                   COM              151020104     2278    38514 SH       SOLE                        0    38514        0
CENTURY PETE CORP              COM              156661100        0    40000 SH       SOLE                        0    40000        0
CISCO SYSTEMS INC              COM              17275R102     1505    74385 SH       SOLE                        0    74385        0
COCA COLA CO                   COM              191216100     2476    37650 SH       SOLE                        0    37650        0
CONOCO PHILLIPS                COM              20825C104     2987    43866 SH       SOLE                        0    43866        0
CULLEN FROST BANKERS INC       COM              229899109      299     4900 SH       SOLE                        0     4900        0
E M C CORP MASS                COM              268648102     2829   123557 SH       SOLE                        0   123557        0
ENSCO INTERNATIONAL SPONS ADR  COM              29358Q109      214     4000 SH       SOLE                        0     4000        0
EXXON MOBIL CORP               COM              30231G102     4488    61374 SH       SOLE                        0    61374        0
GENERAL ELEC CO                COM              369604103      855    46750 SH       SOLE                        0    46750        0
H C C INSURANCE HOLDINGS INC   COM              404132102     2096    72430 SH       SOLE                        0    72430        0
HALLIBURTON CO                 COM              406216101      301     7368 SH       SOLE                        0     7368        0
HENRY JACK & ASSOC INC         COM              426281101     1145    39290 SH       SOLE                        0    39290        0
HESS CORP                      COM              42809H107      838    10947 SH       SOLE                        0    10947        0
HONEYWELL INTL INC             COM              438516106     2283    42940 SH       SOLE                        0    42940        0
HUGOTON RTY TR TEX             COM              444717102      741    36100 SH       SOLE                        0    36100        0
I B M                          COM              459200101     3362    22909 SH       SOLE                        0    22909        0
ING GROEP NV 6.125%            PREFERRED STOCKS 456837509      288    14200 SH       SOLE                        0    14200        0
INTEL CORP                     COM              458140100     1101    52375 SH       SOLE                        0    52375        0
J P MORGAN CHASE & CO          COM              46625H100      263     6200 SH       SOLE                        0     6200        0
JOHNSON & JOHNSON              COM              478160104     1692    27360 SH       SOLE                        0    27360        0
MARAUDER RES EAST COAST INC    COM              565897105       10   277500 SH       SOLE                        0   277500        0
MASCO CORP                     COM              574599106      199    15700 SH       SOLE                        0    15700        0
MERRILL LYNCH SERIES E TRUST 7 PREFERRED STOCKS 59021K205      461    18800 SH       SOLE                        0    18800        0
MISSION NEWENERGY LTD          COM              BLANK BLA       47   200000 SH       SOLE                        0   200000        0
NVIDIA CORP                    COM              67066G104     1104    71675 SH       SOLE                        0    71675        0
PEPSICO INC                    COM              713448108      467     7151 SH       SOLE                        0     7151        0
PFIZER INC                     COM              717081103      943    53865 SH       SOLE                        0    53865        0
PIONEER NATURAL RESOURCES CO   COM              723787107     1810    20850 SH       SOLE                        0    20850        0
PROSPERITY BANCSHARES INC      COM              743606105     1096    27913 SH       SOLE                        0    27913        0
RUSH ENTERPRISES INC CL A      COM              781846209     2828   138350 SH       SOLE                        0   138350        0
SCHLUMBERGER                   COM              806857108     1123    13448 SH       SOLE                        0    13448        0
TEVA PHARMACEUTICAL INDS LTDAD COM              881624209     4004    76815 SH       SOLE                        0    76815        0
TEXAS INSTRUMENTS INC          COM              882508104      364    11200 SH       SOLE                        0    11200        0
U G I CORP                     COM              902681105      984    31145 SH       SOLE                        0    31145        0
VULCAN MATERIALS CO            COM              929160109      858    19340 SH       SOLE                        0    19340        0
WELLS FARGO & CO               COM              949746101      613    19768 SH       SOLE                        0    19768        0

     LINE COUNT: 44



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